Related Party Transactions - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transactions [Line Items]
Cash paid to related party			$ 188
Former Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Owing amount under tax equalization program	$ 197		197		$ 197
S A L P
Related Party Transactions [Line Items]
Legal expenses	$ 53	$ 46	$ 117	$ 205